Leases (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 278,948,486	$ 231,780,842
Amounts representing interest and deferred finance fees	(47,408,400)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	231,540,086	197,704,384
Current portion of finance lease obligations	21,436,253	19,084,775
Current portion of deferred finance fees	(711,305)	(630,553)
Non-current portion of finance lease obligations	213,207,992	181,250,674
Non-current portion of deferred finance fees	(2,392,854)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	231,540,086	197,704,384
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	22,886,900	26,531,100
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	11,338,000	13,119,000
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	20,456,241	21,949,099
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	66,992,860	72,459,942
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	51,683,760	55,729,620
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	38,530,125	41,992,081
CMBFL Shandong [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 67,060,600	$ 0